Reporting and Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Reporting and Accounting Policies	REPORTING AND ACCOUNTING POLICIES
Nature of Operations  The Progressive insurance organization began business in 1937. The financial results of The Progressive Corporation include its subsidiaries and affiliates (references to “subsidiaries” in these notes include affiliates as well). Our insurance subsidiaries write personal and commercial auto insurance, personal residential property insurance, business-related general liability and commercial property insurance predominantly for small businesses, workers’ compensation insurance primarily for the transportation industry, and other specialty property-casualty insurance and provide related services.
We report two operating segments. Our Personal Lines segment writes insurance for personal autos and special lines products (i.e., recreational vehicles), collectively referred to as our personal vehicle business, and personal residential property insurance for homeowners and renters. Our Commercial Lines segment writes auto-related liability and physical damage insurance, business-related general liability and commercial property insurance predominately for small businesses, and workers’ compensation insurance primarily for the transportation industry. We operate our businesses throughout the United States, through both the independent agency and direct channels.
Basis of Consolidation and Reporting The accompanying consolidated financial statements include the accounts of The Progressive Corporation and its wholly owned insurance and non-insurance subsidiaries in which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation. All revenues are generated from external customers and we do not have a reliance on any major customer.
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact, results may, and will likely, differ from those estimates.
Investments  Our fixed-maturity securities and short-term investments are accounted for on an available-for-sale basis. Fixed-maturity securities are debt securities, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income.
Short-term investments may include commercial paper, repurchase transactions, and other securities expected to mature within one year. From time to time, we may also invest in municipal bonds that have maturity dates that are longer than one year but have either liquidity facilities or mandatory put features within one year.
Equity securities include common equities (common stocks and other risk investments), and nonredeemable preferred stocks. Common stocks and nonredeemable preferred stocks are carried at fair value, with the changes in fair value reported in net holding period gains (losses) on securities on the consolidated statements of comprehensive income. Our other risk investments are accounted for under the equity method of accounting. These securities are carried at cost and adjusted for our share of the investee’s earnings or losses, with the changes in carrying value reported in investment income.
We did not have any open derivative instruments at December 31, 2025, 2024, or 2023. From time to time, we enter into treasury futures to manage the portfolio duration or interest rate swaps to hedge the exposure to variable cash flows of a forecasted transaction (i.e., cash flow hedge).
Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term.
We routinely monitor our fixed-maturity portfolio for pricing changes that might indicate potential credit losses exist and perform reviews of securities with unrealized losses. We initially review securities in an unrealized loss position to determine whether we intend, or if it is more likely than not that we would be required, to sell any of the securities prior to the recovery of their respective cost bases. If we are more likely than not, or intend, to sell prior to a potential recovery, we write off the unrealized loss.
For those securities that we determine we are not likely to, or do not intend to, sell prior to a potential recovery, we perform additional analysis to determine if the unrealized loss is credit related. As part of this analysis, we consider several factors and inputs related to the individual securities to determine if an allowance for credit loss should be established.
For an unrealized loss that we determine is related to current market conditions, we will not record an allowance for credit losses. We will continue to monitor these securities to determine if the unrealized loss is due to credit deterioration.
We categorize our financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:
•Level 1: Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g., U.S. government securities, which are continually priced on a daily basis, active exchange-traded equity securities, and certain short-term investments).
•Level 2: Inputs that are observable for the instrument either directly (other than quoted prices included within Level 1) or indirectly. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3: Inputs that are unobservable. Unobservable inputs reflect our subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain privately held investments).
Determining the fair value of the investment portfolio is the responsibility of management. As part of that responsibility, we evaluate whether a market is distressed or inactive in determining the fair value for our portfolio. We review certain market level inputs to evaluate whether sufficient activity, volume, and new issuances exist to create an active market.
Investment income consists of interest, dividends, accretion, and amortization. For fixed-maturity securities, interest is recognized on an accrual basis using the effective yield method, except for asset-backed securities as discussed below. For equity securities, dividends are recorded at either the ex-dividend date or on an accrual basis, depending on the nature of the equity instrument.
Interest income for asset-backed securities is based on estimated cash flows, including expected changes in interest rates and estimated prepayments of principal.
Prepayment assumptions are reviewed and updated
quarterly, and effective yields are recalculated when differences arise between the prepayments originally estimated, and the actual prepayments received and currently estimated. For asset-backed securities of high credit quality, the effective yield is recalculated on a retrospective basis to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. For those securities below high credit quality, interest-only securities, and certain asset-backed securities where there is a greater risk of non-performance, the effective yield is recalculated on a prospective basis for future period adjustments, resulting in no current period impact.
Realized gains (losses) on securities are computed based on the first-in, first-out method. Realized gains (losses) also include holding period valuation changes on equity securities and hybrid instruments (e.g., securities with embedded options, where the option is a feature of the overall change in the value of the instrument), as well as initial and subsequent changes in credit allowance losses and write-offs for losses deemed uncollectible or securities in a loss position that are expected to be sold prior to the recovery of the credit loss.
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written with unexpired risk. We write insurance and provide related services to individuals and commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk.
For our Personal Lines vehicles and Commercial Lines businesses, we perform a policy-level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. To determine an allowance for credit losses, we evaluate the collectibility of premiums receivables based on historical and current collections experience of the aged exposures, using actuarial analysis. Our estimate of the future recoverability of our projected ultimate at-risk exposures also takes into consideration any unusual circumstances that we may encounter, such as moratoriums or other programs that may suspend collections.
For our Personal Lines property business, the risk of uncollectibility is relatively low. If premiums are unpaid by the policy due date, we provide advance notice of cancellation in accordance with each state’s requirements and, if the premiums remain unpaid after the indicated cancellation date, we cancel the policy and write off any remaining balance.
The following table summarizes changes in our allowance for credit loss exposure on our premiums receivable:

(millions)	2025	2024
Balance at January 1	$460	$369
Increase in allowance[1]	761	590
Write-offs[2]	(669)	(499)
Balance at December 31	$552	$460
[1] Represents the incremental increase in other underwriting expenses.
[2] Represents the portion of allowance that is reversed when premiums receivables are written off. Premiums receivable balances are written off once we have exhausted our collection efforts.
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. These acquisition costs, net of ceding allowances, are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining recoverability of these costs. Management believes these costs will be fully recoverable in the near term.
We do not defer any advertising costs. Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2025	$5,133
2024	4,003
2023	1,600
Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded. These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims. The methods of making estimates and establishing these reserves are reviewed regularly and resulting adjustments are reflected in income in the current period. Such loss and loss adjustment expense reserves are susceptible to change.
Reinsurance  Our reinsurance activity includes transactions which are categorized as Regulated and Non-Regulated. Regulated refers to plans in which we participate that are governed by insurance regulations and include state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association, North Carolina Reinsurance Facility, Florida Hurricane Catastrophe Fund), as well as state-mandated involuntary plans for commercial vehicles (Commercial Automobile Insurance Procedures/Plans – CAIP) and federally regulated plans for flood (National Flood Insurance Program – NFIP); we act as a participant in the “Write Your Own” program for the NFIP.
Non-Regulated includes voluntary contractual arrangements primarily related to our Personal Lines property business and to the transportation network company (TNC) business written by our Commercial Lines segment. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums earned. See Note 7 – Reinsurance for further discussion.
We routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counterparties to our reinsurance recoverables to determine if an allowance for credit losses should be established.
Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the temporary difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences include:
•unearned premiums reserves;
•investment securities (e.g., net holding period gains (losses) and net unrealized gains (losses) on securities);
•non-deductible accruals;
•deferred acquisition costs; and
•loss and loss adjustment expense reserves.
We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.
Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is recognized over the estimated useful lives of the assets using the straight-line method for all fixed assets other than computer equipment, which uses an accelerated method. We evaluate impairment whenever events or circumstances warrant such a review and write off the impaired assets if appropriate.
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2025	2024	Useful Lives
Land	$41	$52	NA
Buildings, improvements, and integrated components	543	576	7-40 years
Capitalized software	475	469	3-10 years
Software licenses (internal use)	495	396	1-7 years
Computer equipment	308	370	3 years
All other property and equipment	381	388	4-10 years
Total cost	2,243	2,251
Accumulated depreciation	(1,460)	(1,461)
Balance at end of year	$783	$790
NA = Not applicable; land is not a depreciable asset.
Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a determination of insolvency has occurred, and we have written the premiums on which the assessments will be based. Assessments are expensed when incurred except for assessments that are available for recoupment from policyholders or are eligible to offset premium taxes payable, which are capitalized to the extent allowable.
Fees and Other Revenues  Fees and other revenues are considered as part of our underwriting operations and primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees, and revenue from ceding commissions. Fees and other revenues are generally earned when invoiced, except for excess ceding commissions, which are earned over the policy period.
Service Revenues and Expenses  Our service businesses primarily provide insurance-related services. Service revenues and expenses from our commission-based businesses are recorded in the period in which they are earned or incurred.
Equity-Based Compensation  We issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation and time-based restricted stock awards to non-employee directors. Collectively, we refer to these awards as restricted equity awards. Generally, restricted equity awards are expensed pro rata over their respective vesting periods (i.e., requisite service period), based on the market value of the awards at the time of grant, with accelerated expense for participants who satisfy qualified retirement eligibility. We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates.
We credit dividend equivalent units to the unvested management restricted equity awards. Dividend equivalent units for these unvested time-based and performance-based awards are based on the amount of common share dividends declared by the Board of Directors, credited to outstanding restricted equity awards at the time a dividend is paid to shareholders, and distributed upon, or after, vesting of the underlying award.
The total compensation expense recognized for all equity-based compensation for the years ended December 31, was:

(millions)	2025	2024	2023
Pretax expense	$132	$122	$121
Tax benefit[1]	18	17	17
[1] Differs from statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.
Earnings Per Common Share  Basic earnings per common share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested, non-employee director restricted equity awards. Diluted earnings per common share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents, which are calculated using the treasury stock method, include the incremental shares assumed to be issued for:
•granted but unvested time-based restricted equity awards; and
•performance-based restricted equity awards that satisfied certain contingency conditions for unvested common stock equivalents during the period and are highly likely to continue to satisfy the conditions until the date of vesting.
During 2024, we redeemed all of our outstanding Serial Preferred Shares, Series B. See Note 14 – Dividends for further discussion. To determine net income available to common shareholders, which is used in the calculation of the per common share amounts, we reduced net income by preferred share dividends, and, for 2024:
•underwriting discounts and commissions on the preferred share issuance;
•initial issuance costs related to the preferred shares; and
•excise taxes related to the preferred share redemption.
For periods when a net loss is reported, earnings per common share would be calculated using basic average equivalent common shares since diluted earnings per share would be antidilutive.
Supplemental Cash Flow Information  Cash and cash equivalents include bank demand deposits and daily overnight reverse repurchase commitments of funds held in bank demand deposit accounts by certain subsidiaries. The amount of overnight reverse repurchase commitments, which are not considered part of the investment portfolio, held by these subsidiaries at December 31, 2025, 2024, and 2023, were $44 million, $127 million, and $68 million, respectively. Restricted cash and restricted cash equivalents include collateral held against unpaid deductibles and cash that is restricted to pay flood claims under the NFIP’s “Write Your Own” program, for which certain subsidiaries are participants.
For the years ended December 31, non-cash activity included the following:

(millions)	2025	2024	2023
Common share dividends[1]	$7,972	$2,695	$498
Operating lease liabilities[2]	91	96	114
[1] Declared but unpaid. See Note 14 – Dividends for further discussion.
[2] From obtaining right-of-use assets. See Note 13 – Leases for further discussion.
For the years ended December 31, we paid the following:

(millions)	2025	2024	2023
Income taxes[1]	$3,107	$2,585	$821
Interest	276	276	265
Operating lease liabilities	91	84	77
[1] See Note 5 – Income Taxes for further discussion.
Commitments and Contingencies We have certain noncancelable purchase obligations for goods and services with minimum commitments of $2,999 million at December 31, 2025, primarily consisting of software licenses, maintenance on information technology equipment, and media placements.
Aggregate payments on these obligations for the years ended December 31, are as follows:

(millions)	Payments
2026	$1,407
2027	454
2028	350
2029	298
2030	269
Thereafter	221
Total	$2,999
In addition, we have commitments for reinsurance agreements, primarily related to multiple-layer property catastrophe reinsurance contracts with various reinsurers with terms ranging from one to three years. The minimum commitment under these agreements at December 31, 2025, was $317 million, of which $264 million, $37 million, $12 million, and $4 million will be paid in 2026, 2027, 2028, and 2029, respectively.
Litigation Reserves  We establish accruals for pending lawsuits when it is probable that a loss has been, or will be, incurred and we can reasonably estimate potential loss exposure, which may include a range of loss, even though outcomes of these lawsuits are uncertain until final disposition. As to lawsuits for which the loss is considered neither probable nor estimable, or is considered probable but not estimable, we do not establish an accrual. For lawsuits that have settled, but for which settlement is not complete, an accrual is established at our best estimate of the loss exposure. We regularly evaluate pending litigation to determine if any losses not deemed probable and estimable become so, at which point we would establish an accrual at either our best estimate of the loss or the lower end of the range of loss.
New Accounting Standards In September 2025, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), which amends the existing accounting guidance for capitalization of internal-use software costs and provides more detailed guidelines around the criteria for capitalization. This ASU will be effective for fiscal years (including interim periods within those fiscal years) beginning after December 15, 2027 (fiscal 2028 for calendar-year companies). This standard may be applied using a prospective, modified, or retrospective transition approach. We do not believe this ASU will have a material impact on our financial condition or results of operations.